Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash	$ 221	$ 29
Accounts receivable, net of allowances of $206 in 2011 and $256 in 2010	6,363	4,761
Accounts receivable, subcontractor	4,132	2,956
Inventory	9,109	8,600
Prepaid expenses & other assets	510	676
Total current assets	20,335	17,022
Property, Plant & Equipment (at cost):
Leasehold improvements	533	533
Machinery, equipment & software	8,797	8,759
less: Accumulated depreciation & amortization	(9,073)	(8,871)
Property, plant & equipment, net	257	421
Other Assets:
Deferred tax asset, net	471	177
Goodwill	1,329	1,329
Total other assets	1,800	1,506
Total Assets	22,392	18,949
Current Liabilities:
Accounts payable	785	878
Accounts payable, subcontractor	3,687	1,165
Accrued expenses	1,300	892
Total current liabilities	5,772	2,935
Long-Term Liabilities:
Note payable	1,059	565
Total long-term liabilities	1,059	565
Total Liabilities	6,831	3,500
Shareholders' Equity:
Common shares: $1 par value; 25,000,000 shares authorized; 11,594,501 shares issued and outstanding at December 31, 2011 11,537,630 shares issued and outstanding at December 31, 2010	11,595	10,988
Capital in excess of par value	5,050	5,515
Accumulated deficit	(889)	(916)
Unearned compensation	(195)	(138)
Total Shareholders' Equity	15,561	15,449
Total Liabilities & Shareholders’ Equity	$ 22,392	$ 18,949